TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables
Trade and other receivables
	At December 31	At December 31
(in thousands)	2019	2018

Trade receivables	$2,608	$2,952
Receivables in MLJV and MWJV	1,125	571
Sales tax receivables	92	98
Sundry receivables	198	201
Loan receivable (note 24)	-	250
	$4,023	$4,072